Note 9 - Other Long-term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities, Noncurrent	$ 856	$ 856	$ 609
Period for outstanding liability	5 years	5 years